Financial Instruments And Financial Risk Management - Summary Of Quantitative Information About The Group's Currency Risk Exposure Provided To Group Management (Detail) - Currency risk [member] - USD - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (6,459)	$ 14,796
Intercompany Receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,724	4,060
Other Financial Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	70	7,500
Cash and Cash Equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,106	3,868
Intercompany Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(11,725)	(55)
Trade Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (1,634)	(142)
Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		$ (435)